Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 18 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statement except that the parent company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. The parent company and its subsidiaries, and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the parent company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The parent company’s share of income from its subsidiaries and VIE were reported as share of income of subsidiaries and VIE subsidiary in the accompanying parent company financial statements.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2022	2021
ASSETS
Current assets:
Cash	$169,549	$9,838
Deferred offering costs	-	-
Prepaid expenses and other current assets	-	103,790
Other receivable – related party	-	4,221,549
Due from VIE	3,155,488	-
Non-current assets
Investment in subsidiaries and VIE	40,048,067	35,584,716

Total assets	$43,373,104	$39,919,893

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$5,909,287	236,442
Due to related parties	31,381	$-

STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 34,124,565 and 25,677,965 issued and outstanding at December 31, 2022 and 2021, respectively	3,413	2,568
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2022 and 2021	75	75
Additional paid-in capital	52,557,552	40,827,231
Statutory reserve	394,541	394,541
Retained earnings	(14,572,425)	(3,036,045)
Accumulated other comprehensive income	(950,720)	1,495,081
Total stockholders’ equity	37,432,436	39,683,451

Total liabilities and stockholders’ equity	$43,373,104	$39,919,893

	For the Years Ended December 31,
	2022	2021	2020

GENERAL AND ADMINISTRATIVE EXPENSES	$(2,926,245)	$(1,937,800)	$(990,029)
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIE	(8,605,535)	(4,451,276)	4,576,721

NET INCOME (LOSS)	(11,531,781)	(6,389,076)	3,586,692
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(2,446,705)	671,219	783,406
COMPREHENSIVE INCOME (LOSS)	$(13,978,486)	$(5,717,857)	$4,370,098

	For the Years Ended December 31,
	2022	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(11,531,781)	$(6,389,076)	$3,586,692
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	1,847,926	971,200	-
Prepaid expenses and other current assets	103,790	188,211	-
Equity in losses (earnings) of subsidiaries and VIE	8,605,535	4,451,276	(4,576,721)
Net cash used in operating activities	(974,530)	(778,389)	(990,029)

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	829,619	(3,993,808)	-
Investment in subsidiaries and VIE	(9,610,000)	(24,330,000)	-
Net cash used in investing activities	(8,780,381)	(28,323,808)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	-	-	(292,000)
Issuance of Ordinary Shares	9,883,241	-	4,700,000
Net proceeds from the Initial Public Offering	-	25,685,364	-
Repayment of related party loans	-	(1,175,572)	-
Proceeds from related party loans	31,381	-	1,184,272
Net cash provided by financing activities	9,914,622	24,509,792	5,592,272

CHANGES IN CASH	159,711	(4,592,405)	4,602,243

CASH, beginning of year	9,838	4,602,243	-

CASH, end of year	$169,549	$9,838	$4,602,243